Segment Information - Segment Financial Information Relating to Operations (Parenthetical) (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting Information [Line Items]
(Provision) benefit for income taxes	$ (6,356)	$ (11)	$ (11)	$ (6,366)	$ (11)